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 K&L | GATES                            Kirkpatrick & Lockhart Preston Gates
                                        Ellis LLP
                                        1601 K Street NW
                                        Washington, DC 20006-1600

                                        T 202.778.9000      www.klgates.com

                                        Diane E. Ambler
                                        202.778.9886
                                        Fax: 202.778.9100
                                        diane.ambler@klgates.com

January 26, 2009

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Metropolitan Life Insurance Company ("MetLife")
    Metropolitan Life Separate Account E (the "Account")
    Form N-4 Registration Statement (the "Registration Statement") File Nos. 333-83716 and 811-4001

Dear Sir or Madam:

   On behalf of MetLife and the Account, transmitted herewith for filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended ("1933 Act"), the Investment Company Act of 1940, as amended ("1940 Act"), and Rule 101(a) of Regulation S-T, is Post-Effective Amendment No. 11 under the 1933 Act and Amendment No. 125 under the 1940 Act to the above-referenced Registration Statement ("Amendment") for MetLife's Financial Freedom Select Variable Annuity Contracts.

   The purposes of the Amendment are to: (i) increase the charge for the optional Guaranteed Minimum Income Benefit and the optional Lifetime Withdrawal Guarantee Benefit; and (ii) make minor conforming changes.

   It is intended that the Amendment will become automatically effective on April 1, 2009 pursuant to Rule 485(a)(1) under the 1933 Act, or as soon thereafter as practicable. MetLife will file an amendment pursuant to Rule 485(b) to: (i) respond to any staff comments; (ii) update information relating to the underlying portfolios; and (iii) include the financial statements for MetLife and the Account required by Form N-4.

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   This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices.

   Please contact the undersigned at (202) 778-9886 or Andras P. Teleki at
(202) 778-9477 with any questions or comments.

                                                  Sincerely,

                                                  /s/ Diane E. Ambler
                                                  ------------------------------
                                                  Diane E. Ambler

cc Alison White, SEC